Translation differences (Tables)	12 Months Ended
Dec. 31, 2017
Exchange differences on translation [abstract]
Schedule of translation differences

	2017	2016	2015
	(Euro, in thousands)
On January 1	€(1,090)	€(467)	€(1,157)
Translation differences, arisen from translating foreign activities	(664)	(623)	690
Translation differences on December 31,	€(1,754)	€(1,090)	€(467)